                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number:       3235-0006
                                                     Expires:  February 28, 1997
                                                     Estimated average burden
                                                     hours per response....24.60
                                                     ---------------------------
                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION   ---------------------------
                      WASHINGTON, D.C. 20549                 SEC USE ONLY
                                                     ---------------------------
                             FORM 13F
                                                     ---------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2002.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

GENESIS CAPITAL MANAGEMENT, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 500        SAN FRANCISCO       CA          94133
--------------------------------------------------------------------------------
Business Address    (Street)                (City)        (State)       (Zip)

GAIL P. SENECA        415-486-6725      PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

-----------------------------------ATTENTION------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City San Francisco and State of California on the 30 day of October, 2002.

                                           GENESIS CAPITAL MANAGEMENT, L.P.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)


                                           /s/ GAIL P. SENECA
                                      -----------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)



Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:3 Name:                    13F File No.:3
1.                                       6.
------------------------- -------------- ------------------------ --------------
2.                                       7.
------------------------- -------------- ------------------------ --------------
3.                                       8.
------------------------- -------------- ------------------------ --------------
4.                                       9.
------------------------- -------------- ------------------------ --------------
5.                                       10.
------------------------- -------------- ------------------------ --------------

                                                                 SEC 1685 (5/91)
                 Copyright(c)1992. NRS Systems, Inc. (Portions of Software Only)

Genesis Capital Management, LP
FORM 13F
3Q 13F GenCap
30-Sep-02

                                                                                                     Voting Authority
                                                                                                     ----------------
                                                             Value      Shares/       Other
Name of Issuer                    Class         CUSIP       (x$1000)    Prn Amt      Managers    Sole     Shared      None
--------------                    -----         -----       --------    -------      --------    ----     ------      ----
3M Company                         COM        88579Y101         366       3,330                            3,330
Aetna Inc                          COM        00817Y108       4,280     119,510                          119,510
Affiliated Computer Svcs-A         COM        008190100       4,433     104,180                          104,180
Air Products & Chem Inc            COM        009158106       4,332     103,120                          103,120
Allergan Inc                       COM        018490102       5,530     101,660                          101,660
Altera Corp                        COM        021441100       3,203     369,440                          369,440
American Express Co                COM        025816109         465      14,910                           14,910
AmerisourceBergen Corporation      COM        03073E105       4,518      63,260                           63,260
Autozone Inc                       COM        053332102       6,432      81,560                           81,560
Ball Co                            COM        058498106       3,173      62,970                           62,970
Bank Of Amer Corp                  COM        060505104         428       6,710                            6,710
Bed Bath & Beyond Inc              COM        075896100       3,823     117,370                          117,370
Biovail Corp                       COM        09067J109       4,147     167,950                          167,950
Black & Decker Corp                COM        091797100       3,432      81,860                           81,860
Charter One Fin Inc                COM        160903100       5,130     172,611                          172,611
ChevronTexaco Corp                 COM        166764100         292       4,210                            4,210
Circuit City Stores Inc            COM        172737108       4,231     279,300                          279,300
Citigroup Inc                      COM        172967101         486      16,381                           16,381
Clear Channels Comms Inc           COM        184502102         540      15,530                           15,530
Clorox Co                          COM        189054109       4,018     100,000                          100,000
Danaher Corp                       COM        235851102       4,803      84,480                           84,480
Dell Computer Corp                 COM        247025109         387      16,470                           16,470
Ecolab Inc                         COM        278865100       3,370      80,750                           80,750
Electronic Arts Inc                COM        285512109       4,996      75,750                           75,750
Forest Labs Inc                    COM        345838106         514       6,270                            6,270
General Electric Co                COM        369604103         443      17,990                           17,990
Gilead Sciences Inc                COM        375558103       4,033     120,290                          120,290
Goldman Sachs Group Inc            COM        38141G104         392       5,930                            5,930
HCA - The Healthcare Co.           COM        404119109         435       9,130                            9,130
Home Depot Inc                     COM        437076102         465      17,820                           17,820
Intel Corp                         COM        458140100         376      27,100                           27,100
Intuit Inc                         COM        461202103       2,273      49,930                           49,930
Jabil Circuit Inc                  COM        466313103       4,428     299,620                          299,620
Kellogg Co                         COM        487836108         490      14,730                           14,730
Kimberly Clark Corp                COM        494368103         443       7,830                            7,830
Kohl's Corp                        COM        500255104         359       5,910                            5,910
LSI Logic Corp                     COM        502161102       3,190     502,330                          502,330
Lamar Advertising Co               COM        512815101       4,009     132,080                          132,080
Masco Corp                         COM        574599106         513      26,240                           26,240
Medtronic Inc                      COM        585055106         557      13,220                           13,220
Michaels Stores Inc                COM        594087108       3,883      84,960                           84,960
Micron Technology Inc              COM        595112103         340      27,520                           27,520
Microsoft Corp                     COM        594918104         597      13,650                           13,650
Molex Inc                          COM        608554101       3,497     148,670                          148,670
Morgan Stanley & Co                COM        617446448         388      11,440                           11,440
Newell Rubbermaid Inc.             COM        651229106       4,225     136,870                          136,870
Pactiv Corporation                 COM        695257105       3,844     233,650                          233,650
Pepsico Inc                        COM        713448108         470      12,710                           12,710
Pfizer Inc                         COM        717081103         484      16,680                           16,680
Polo Ralph Lauren Corp             COM        731572103       2,874     138,320                          138,320
Procter & Gamble Co                COM        742718109         350       3,920                            3,920
Qlogic Corp                        COM        747277101         512      19,660                           19,660
Qualcomm Inc                       COM        747525103         424      15,350                           15,350
SPX Corp                           COM        784635104       4,458      44,180                           44,180
St Jude Medical Inc                COM        790849103       4,480     125,500                          125,500
Talbots Inc                        COM        874161102       3,960     141,440                          141,440
Texas Instruments Inc              COM        882508104         386      26,160                           26,160
United Parcel Service Cl B         COM        911312106         395       6,310                            6,310
Univision Communications-A         COM        914906102       4,086     179,220                          179,220
Walmart Stores Inc                 COM        931142103         518      10,520                           10,520
Wellpoint Health Networks          COM        94973H108       5,135      70,060                           70,060
Xilinx Inc                         COM        983919101         364      23,010                           23,010